22. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Notes
22. SUBSEQUENT EVENTS

22.   SUBSEQUENT EVENTS

Subsequent to December 31, 2018, the Company:

-         issued 1,111,110 common shares related to the acquisition of HealthTab (Notes 4 and 11).

-         closed a private placement and issued 4,206,435 shares at $0.07 for gross proceeds of $294,450

-         issued 73,928 shares pursuant to the exercise of 73,928 stock options at $0.28 per option for proceeds of $20,700.

-         Issued 125,081 shares to Lampyon to satisfy its obligation to issue shares (Note 11).